Share-based Payments - Number of RSUs, PSUs and DSUs Outstanding (Details) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	546
Granted (in shares)	807
Exercised (in shares)	(245)
Forfeited (in shares)	(138)
Units outstanding, end of year (in shares)	970
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,366
Granted (in shares)	573
Exercised (in shares)	(248)
Forfeited (in shares)	(315)
Units outstanding, end of year (in shares)	1,376
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	437
Granted (in shares)	214
Exercised (in shares)	(56)
Forfeited (in shares)	0
Units outstanding, end of year (in shares)	595